CAPITAL STOCK - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure Of Capital Stock Explanatory [Abstract]
Number, beginning of period | Share	4,595,000	3,645,000
Weighted Average Exercise Price, beginning of period | $ / shares	$ 0.78	$ 0.78
Granted | Share	0	950,000
Weighted average exercise price of share options granted | $ / shares		$ 0.75
Exercised | Share	(150,000)	0
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.37
Expired | Share	(1,175,000)	0
Weighted Average Exercise Price, Expired | $ / shares	$ 1.30
Number, end of period | Share	3,270,000	4,595,000
Weighted Average Exercise Price, end of period | $ / shares	$ 0.61	$ 0.78